Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	338,903,258.90	22,527
Yield Supplement Overcollateralization Amount 10/31/23	6,798,211.18	0
Receivables Balance 10/31/23	345,701,470.08	22,527
Principal Payments	14,384,335.73	327
Defaulted Receivables	337,771.58	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	6,306,172.36	0
Pool Balance at 11/30/23	324,673,190.41	22,184

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.01%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,649,066.33	274
Past Due 61-90 days	1,729,623.83	82
Past Due 91-120 days	108,413.76	6
Past Due 121+ days	0.00	0
Total	7,487,103.92	362

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	276,130.13
Aggregate Net Losses/(Gains) - November 2023	61,641.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.41%
Third Prior Net Losses/(Gains) Ratio	0.15%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	33.91

Flow of Funds	$ Amount
Collections	15,772,279.09
Investment Earnings on Cash Accounts	13,923.10
Servicing Fee	(288,084.56)
Transfer to Collection Account	-
Available Funds	15,498,117.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	121,742.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	8,910,763.28
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,101,485.51

Total Distributions of Available Funds	15,498,117.63

Servicing Fee	288,084.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	333,583,953.69
Principal Paid	14,230,068.49
Note Balance @ 12/15/23	319,353,885.20

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	189,053,953.69
Principal Paid	14,230,068.49
Note Balance @ 12/15/23	174,823,885.20
Note Factor @ 12/15/23	47.4961653%

Class A-4
Note Balance @ 11/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	96,650,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	31,920,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,960,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	166,563.63
Total Principal Paid	14,230,068.49
Total Paid	14,396,632.12

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	66,168.88
Principal Paid	14,230,068.49
Total Paid to A-3 Holders	14,296,237.37

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1569578
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.4094124
Total Distribution Amount	13.5663702

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1797677
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.6602600
Total A-3 Distribution Amount	38.8400277

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	626.19
Noteholders' Principal Distributable Amount	373.81

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	2,659,652.60
Investment Earnings	11,499.50
Investment Earnings Paid	(11,499.50)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,235,220.33	$1,921,565.83	$2,189,432.48
Number of Extensions	111	96	99
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.53%	0.58%